Restricted Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Workers' Compensation Insurance and Reserves [Line Items]
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 208,825,136	¥ 168,697,072
Restricted share capital of PRC subsidiaries	1,116,574,950	1,065,321,750
Restricted net assets	1,325,400,086	1,234,018,822
Variable Interest Entity, Primary Beneficiary
Workers' Compensation Insurance and Reserves [Line Items]
Restricted net assets	¥ 344,383,556	¥ 438,896,279